Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000933691
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 16, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 16, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement Dated January 16, 2024

To The Prospectus Dated May 1, 2023

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Effective December 31, 2023, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/DoubleLine® Emerging Markets Fixed Income Fund, please add the following after the second paragraph:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective December 31, 2023, for consistency with the Fund’s principal investment strategies, the Fund will replace the JPMorgan EMBI Global Diversified Index with the Bloomberg EM USD Aggregate Index as the Fund's primary benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 31, 2023, for consistency with the Fund’s principal investment strategies, the Fund will replace the JPMorgan EMBI Global Diversified Index with the Bloomberg EM USD Aggregate Index as the Fund's primary benchmark.
JNL/Western Asset Global Multi-Sector Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Effective December 31, 2023, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/Western Asset Global Multi-Sector Bond Fund, please delete the third paragraph in the entirety and replace with the following:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective December 31, 2023, for consistency with the Fund’s principal investment strategies, the Fund will replace the 50% Bloomberg Global Aggregate Index (Unhedged), 25% JPMorgan Emerging Markets Bond Index Plus, 25% Bloomberg U.S. High Yield 2% Issuer Cap Indexes with the 50% Bloomberg Global Aggregate, 25% Bloomberg EM USD Aggregate, 25% Bloomberg US HY 2% Issuer Cap Indexes as the Fund's secondary benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 31, 2023, for consistency with the Fund’s principal investment strategies, the Fund will replace the 50% Bloomberg Global Aggregate Index (Unhedged), 25% JPMorgan Emerging Markets Bond Index Plus, 25% Bloomberg U.S. High Yield 2% Issuer Cap Indexes with the 50% Bloomberg Global Aggregate, 25% Bloomberg EM USD Aggregate, 25% Bloomberg US HY 2% Issuer Cap Indexes as the Fund's secondary benchmark.
JNL Multi-Manager Alternative Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy [Heading]	rr_StrategyHeading	Effective December 15, 2023, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” in the section, “Equity Long/Short Strategies,” for the JNL Multi-Manager Alternative Fund, please delete the third and fourth paragraphs in the entirety and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Generally, the Boston Partners sleeve invests in futures contracts, futures-related instruments, forwards, swaps and options to provide exposure to asset classes including, but not limited to, global developed and emerging equity, fixed-income and currencies (collectively, “Instruments”). The Fund may also invest in fixed-income securities, money market instruments, and cash. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective.

Risk [Heading]	rr_RiskHeading	Effective December 15, 2023, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund” for the JNL Multi-Manager Alternative Fund, please delete “Subsidiary risk.”